Inventories - Summary of The analysis of the amount of inventories recognized as cost of revenue and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Carrying amounts of inventories sold	¥ 229,221	¥ 46,055	¥ 27,739
Write down of inventories	6,946	25,661	6,399
Cost of revenue	¥ 236,167	¥ 71,716	¥ 34,138